Other Deductions, Net	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
Other Deductions, Net	OTHER DEDUCTIONS, NET
Other deductions, net are summarized as follows:

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Amortization of intangibles (excluding software)	32.2	32.4	64.6	65.2
Restructuring costs (see Note 4)	2.4	4.6	1.3	5.4
Foreign currency loss (gain), net	2.8	(5.3)	4.6	(1.8)
Capitalized software write-off (see Note 5)	12.3	—	12.3	—
Other, net	(0.2)	(3.6)	1.0	(1.8)
Total	$49.5	$28.1	$83.8	$67.0